EXPLORATION AND EVALUATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries
Assays and analysis	$ 84	$ 191
Drilling	1,162	1,179
Geological	1,367	1,400
Engineering	1,072	1,862
Environmental	332	568
Community and government	3,761	855
Land and water use, claims and concessions	4,468	4,521
Project management	10	691
Project review	43	116
Site activities	1,902	1,731
Site administration	2,303	1,839
Derecognition of site closure provision	(202)
EXPLORATION AND EVALUATION EXPENSES (note 13)	16,302	14,953
Camino Rojo
Subsidiaries
Assays and analysis	62	153
Drilling	892	1,174
Geological	978	872
Engineering	676	1,847
Environmental	147	473
Community and government	3,304	498
Land and water use, claims and concessions	4,347	4,277
Project management		691
Site activities	1,302	1,240
Site administration	1,152	600
Derecognition of site closure provision	(202)
EXPLORATION AND EVALUATION EXPENSES (note 13)	12,658	11,825
Cerro Quema
Subsidiaries
Assays and analysis	21	38
Drilling	270	5
Geological	378	493
Engineering	396	15
Environmental	185	95
Community and government	457	357
Land and water use, claims and concessions		84
Project management	10
Site activities	600	491
Site administration	1,148	1,236
EXPLORATION AND EVALUATION EXPENSES (note 13)	3,465	2,814
Monitor Gold
Subsidiaries
Assays and analysis	1
Geological	11	35
Land and water use, claims and concessions	121	160
Site administration	3	3
EXPLORATION AND EVALUATION EXPENSES (note 13)	136	198
Other
Subsidiaries
Project review	43	116
EXPLORATION AND EVALUATION EXPENSES (note 13)	$ 43	$ 116